Document and Entity Information	12 Months Ended
Aug. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 31, 2012
Registrant Name	WisdomTree Trust
Central Index Key	0001350487
Amendment Flag	false
Document Creation Date	Aug. 21, 2012
Document Effective Date	Aug. 21, 2012
Prospectus Date	Aug. 29, 2012